Description of Business and Summary of Significant Accounting Policies - Income Loss Per share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net loss	$ (14,952)	$ (26,674)	$ 8,954	$ 6,028	$ 5,103	$ (1,606)	$ 8,637	$ (1,957)	$ (26,644)	$ 10,177	$ (89,128)
Net Income(loss), shares									47,602	48,351	47,256
Net Income(loss), per shares	$ (0.32)	$ (0.57)	$ 0.18	$ 0.12	$ 0.11	$ (0.03)	$ 0.18	$ (0.04)	$ (0.56)	$ 0.21	$ (1.89)
Effect of dilutive stock based compensation										787
Effect of convertible notes										645
Net Income (loss)- Assuming dilution									$ (26,644)	$ 10,177	$ (89,128)
Net Income (loss)- Assuming dilution, shares									47,602	49,783	47,256
Net Income (loss)- Assuming dilution, per shares	$ (0.32)	$ (0.57)	$ 0.17	$ 0.12	$ 0.10	$ (0.03)	$ 0.17	$ (0.04)	$ (0.56)	$ 0.20	$ (1.89)